ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF SUBSIDIARIES

			Percentage of equity attributable to the Group
Name	Place of incorporation or establishment/ form of legal entity	Issued ordinary/ registered capital	Direct	Indirect	Principal activities
Earthasia Holdings Limited	British Virgin Islands/limited liabilities Company	US$100 (HK$780)	100%	-	Investment holding
Earthasia (International) Limited (“EAI”)	Hong Kong/limited liabilities Company	HK$69,199,400 (US$8,871,718)	-	100%	Landscape architecture
烯石創新科技有限公司 (“Graphex Innovation and Technology Limited”)# (Formerly known as 宥盛資本有限公司, “Upworth Capital Limited”)	Hong Kong/limited liabilities Company	HK$623,837,138 (US$79,979,120)	-	100%	Investment holding
Think High Global Limited	British Virgin Islands/limited liabilities Company	US$1 (HK$7.8)	-	100%	Investment holding
泛亞景觀設計(上海)有限公司 (“Earthasia (Shanghai)Co., Ltd.”)# (“EASH”)	Mainland China/ wholly foreign owned enterprise	US$10,000,000 (HK$78,000,000)	-	100%	Landscape architecture
Earthasia Limited	Hong Kong/limited liabilities Company	HK$10,000 (US$1,282)	-	100%	Landscape architecture
泛亞城市規劃設計 (上海)有限公司 (“Earthasia Design (Shanghai) Co., Ltd.”)#	Mainland China/ wholly domestic owned enterprise	RMB21,000,000 (HK$22,935,765, US$2,940,483)	-	100%	Landscape architecture
泛亞國際環境設計 (廈門)有限公司 (“Earthasia (Xiamen) Co., Ltd.”)# (“EAXM”)	Mainland China/ wholly domestic owned enterprise	RMB1,000,000 (HK$1,271,941, US$163,069)	-	100%	Landscape architecture

前海泛亞景觀設計(深圳)有限公司 (“Earthasia (QianHai) Limited”)# (“EASZ”)	Mainland China/ wholly foreign owned enterprise	RMB5,000,000 (US$761,675)	-	100%	Interior design and landscape architecture
泛亞設計諮詢（青島）有限公司 (“Earthasia Design Consultant (QingDao) Limited”)# (“EAQD”)	Mainland China/wholly domestic owned enterprise	RMB540,000 (HK$636,820, US$81,644)	-	100%	Dormant
泛亞景觀設計(長春) 有限公司 (“Earthasia (Changchun) Company Limited”)# (“EACC”)	Mainland China/domestic owned enterprise	RMB2,000,000 (HK$2,232,642, US$286,236)	-	51%	Dormant
上海泛艾景觀設計有限公司 (“Shanghai Fan Ai Co. Ltd”)#	Mainland China/ wholly domestic owned enterprise	RMB17,650,000 (HK$19,734,406, US$2,530,052)	-	100%	Dormant
Carbonaphene Holdings Ltd	British Virgin Islands/limited liabilities Company	US$100 (HK$780)	100%	-	Investment holding
Yummy Food Holdings Limited	Hong Kong/limited liabilities Company	HK$1,307,150 (US$167,583)	-	100%	Dormant
上海景築文化旅遊發展有限 公 司 (“Shanghai Jingzhu Cultural Tourism Development Limited”)#	Mainland China/wholly domestic owned enterprise	RMB18,650,000 (HK$20,932,785, US2,683,690)	-	100%	Dormant
Happy Growth Group Limited (“Happy Growth”)	British Virgin Islands/limited liabilities Company	US$1 (HK$7.8)	-	100%	Investment holding
Nice Apex Limited (“Nice Apex”)	Hong Kong/limited liabilities Company	HK$1 (US$0.1)	-	100%	Dormant
Allied Apex Limited (“Allied Apex”)	Hong Kong/limited liabilities Company	HK$28,917,656 (US$3,707,392)	-	100%	Investment holding
上海湠奧新材料科技有限公司 (“Shanghai Tanao New Materials Technology Company Ltd.”)# (“Shanghai Tanao”)	Mainland China/ wholly foreign owned enterprise	HK$100,000,000 (US$12,820,513)	-	100%	Sale of graphene products
黑龍江省烯石新材料科技有限公司 (“Heilongjiang Province Graphex New Material Technology Company Limited”)# (“Graphex New Material”)	Mainland China/wholly domestic owned enterprise	RMB10,000,000 (HK$11,163,206, US$1,431,180)	-	100%	Dormant
黑龍江省牡丹江農墾湠奧石墨烯深加工有限公司 (“Heilongjiang Mudanjiang Nongken Tanao Graphene Deep Processing Company Limited”)# (“Jixi Company”)	Mainland China/ wholly domestic owned enterprise	RMB50,000,000 (HK$55,816,030, US$7,155,901)	-	100%	Manufacturing and sale of graphene products
烯石（黑龍江）新能源科技有限公司 (“Graphex (Heilongjiang) New Energy Technology Ltd”)# (“Graphex New Energy”)	Mainland China/wholly foreign owned enterprise	US$10,000,000 (HK$78,000,000)	-	100%	Dormant
Thai Gallery HK Limited (“Thai Gallery HK”)	Hong Kong/limited liabilities Company	HK$100 (US$12.8)	-	51%	Investment holding
Thai Gallery SRL (“Thai SRL”)	Italy/limited liabilities Company	EUR20,000 (HK$184,502, US$23,654)	-	51%	Dormant
Graphex Technologies, LLC	USA/ Wholly owned	-	-	100%	Marketing of graphene products
成都泰廊餐飲有限公司 (“Chengdu Thai Gallery Catering Company Limited”)# (“Chengdu Thai”)	Mainland China/ wholly domestic owned enterprise	RMB4,000,000 (HK$4,465,282, US$572,472)	-	51%	Dormant
成都泰好味餐飲有限公司 (“Chengdu Taihaowei Catering Company Limited”)# (“Chengdu Taihaowei”)	Mainland China/ wholly domestic owned enterprise	RMB5,000,000 (HK$5,581,603, US$715,590)	-	51%	Dormant
Le Colonial Company Limited (“1929 HK”)	Hong Kong/limited liabilities Company	HK$100(US$12.8)	-	100%	Dormant
壹玖貳玖(成都)餐飲有限公司 (“1929 (Chengdu) Catering Company Limited”)# (“1929 Chengdu”)	Mainland China/ wholly foreign owned enterprise	RMB500,000 (HK$558,160, US$71,559)	-	100%	Dormant
苏州工业园区文律阁酒店管理有限公司 (“Suzhou Industrial Park Wenlvge Hotel Management Co., Ltd.”)# (“Wenlvge”)	Mainland China/domestic owned enterprise	RMB5,000,000 (HK$5,667,697, US$726,628)	-	51%	Dormant
泰歡餐飲管理(上海)有限公司 (“Thai Joy F&B Management (Shanghai) Co., Ltd.”)# (“Thai Gallery SH”)	Mainland China/wholly foreign owned enterprise	RMB5,000,000 (HK$5,667,697, US$726,628)	-	51%	Catering Management

#	The English names of these companies represent the best effort made by the management of the Company to directly translate their Chinese names as these companies do not register any official English names.